Accrued Liabilities and Other Payables (Details) - Schedule of Accrued Liabilities and Other Payables - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Schedule of Accrued Liabilities and Other Payables [Abstract]
Payroll payables	$ 136,964	$ 92,856
Other payables	97,734	122,186
Total	$ 234,698	$ 215,042